Loans and financing (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Gol Linhas Aereas S.A. ("GLA") [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 1,021,510
Working Capital Lines Of Ccredit One [Member] | Gol Linhas Aereas S.A. ("GLA") [Member]
IfrsStatementLineItems [Line Items]
Transaction date	08/31/2022
Principal amount	R$ 70,000
Interest rate (p.a.)	CDI + 4.70%
Maturity Date	02/29/2024
Working Capital Lines Of Ccredit Two [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 110,000
Working Capital Lines Of Ccredit Two [Member] | Gol Linhas Aereas S.A. ("GLA") [Member]
IfrsStatementLineItems [Line Items]
Transaction date	09/20/2022
Principal amount	R$ 40,000
Interest rate (p.a.)	18.53%
Maturity Date	09/20/2024